Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES	$ 1,520	$ 395
COST OF REVENUES	(1,935)	(4,051)	(122)
RESEARCH, DEVELOPMENT AND ENGINEERING EXPENSES, NET	(4,618)	(3,700)	(3,913)
FACILITIES LAUNCHING EXPENSES			(343)
MARKETING AND PROJECT PROMOTION EXPENSES, NET	(1,222)	(747)	(370)
GENERAL AND ADMINISTRATIVE EXPENSES	(4,465)	(2,586)	(1,466)
ROTEM 1 PROJECT – IMPAIRMENT AND CLOSURE LOSS, NET	(171)	(82)	(2,973)
OTHER EXPENSES, NET	(737)	(295)	(143)
OPERATING LOSS	(11,628)	(11,066)	(9,330)
FINANCIAL INCOME	919	1,073	963
FINANCIAL EXPENSES	(358)	(355)	(1,114)
FINANCIAL INCOME, NET	561	718	(151)
LOSS FOR THE YEAR	(11,067)	(10,348)	(9,481)
OTHER COMPREHENSIVE LOSS – ITEM THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS – EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRNECY	(529)	(14)	(64)
COMPREHENSIVE LOSS FOR THE YEAR	$ (11,596)	$ (10,362)	$ (9,545)
LOSS PER ORDINARY SHARE (in Dollars) -
Basic loss (in Dollars per share)	$ (0.76)	$ (0.87)	$ (1.19)
Fully diluted loss (in Dollars per share)	$ (0.76)	$ (0.94)	$ (1.19)
Licensing fees [Member]
REVENUES	$ 1,500
Thermal energy storage units sold [Member]
REVENUES		285
Engineering services [Member]
REVENUES	$ 20	$ 110